Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Parenthetical) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	[1]	$ 2,930,222	$ 523,143	$ 384,566
IPO related services incurred			93,075	37,910
Expense recognized for IPO related services			69,806	28,432
Net proceeds to be capitalized from issuance of shares due to IPO			$ 23,269	$ 9,477

[1]	See Note 22.